Prepaid expense and Other current assets (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Interest expense	$ 18,128	$ 0
Other Prepaid Expense [Member]
Software subscriptions	109,000		$ 23,000
Down payment on new machinery	53,000		0
Prepaid rent	25,000		25,000
Prepaid property insurance	0		19,000
License fees	$ 23,000		$ 0